Net Loss Per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Convertible debt
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	57,670,445	33,021,304
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	4,364,561	1,266,753